Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands			12 Months Ended
	May 28, 2019 GBP (£) shares	Feb. 25, 2019 GBP (£) shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018	Feb. 24, 2019 £ / shares	Nov. 30, 2018 £ / shares	Feb. 28, 2017 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in gbp per share) | £ / shares			£ 5.919		£ 6.235	£ 6.643	£ 6.503
LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Retention period			1 year
Expected dividend yield			5.00%
Expected dividend yield (in gbp per share) | £ / shares			£ 4.867
LTI deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Top of range | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period			10 years
Marc Moses | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Marc Moses | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Marc Moses | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Marc Moses | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Marc Moses | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Marc Moses | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded		£ 2,859
Percentage receivable for minimum performance		25.00%
Number of shares awarded (in shares) | shares		458,567
Award as a percentage of base salary			319.00%
John Flint | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
John Flint | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
John Flint | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
John Flint | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
John Flint | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
John Flint | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded		£ 4,919
Percentage receivable for minimum performance		25.00%
Number of shares awarded (in shares) | shares		788,933
Award as a percentage of base salary			320.00%
Ewen Stevenson | Deferred shares | Replacement Award (2018 Performance Period), Performance Period Ending 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded	£ 1,509
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	241,988
Retention period			1 year
Ewen Stevenson | Deferred shares | Replacement Award (2018 Performance Period), Performance Period Ending 2018 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Ewen Stevenson | Deferred shares | Replacement Award (2018 Performance Period), Performance Period Ending 2018 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Ewen Stevenson | Deferred shares | Replacement Award (2018 Performance Period), Performance Period Ending 2018 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Ewen Stevenson | Deferred shares | Replacement Award (2018 Performance Period), Performance Period Ending 2018 | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Ewen Stevenson | Deferred shares | Replacement Award (2018 Performance Period), Performance Period Ending 2018 | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Ewen Stevenson | Deferred shares | Replacement Awards, Performance Period Ending 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded	£ 561
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	84,397
Retention period			6 months
Ewen Stevenson | Deferred shares | Replacement Award, Performance Period Ending 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded	£ 851
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	128,045
Retention period			6 months
Ewen Stevenson | Deferred shares | Replacement Award, Performance Period Ending 2018 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Ewen Stevenson | Deferred shares | Replacement Award, Performance Period Ending 2018 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Ewen Stevenson | Deferred shares | Replacement Award, Performance Period Ending 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded	£ 2,083
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	313,608
Retention period			6 months
Ewen Stevenson | Deferred shares | Replacement Award, Performance Period Ending 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded	£ 1,181
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	177,883
Retention period			1 year
Noel Quinn | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded		£ 877
Percentage receivable for minimum performance		0.00%
Number of shares awarded (in shares) | shares		140,585
Retention period			1 year
Expected dividend yield			5.00%
Expected dividend yield (in gbp per share) | £ / shares			£ 4.867
Noel Quinn | Deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Noel Quinn | Deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Noel Quinn | Deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Noel Quinn | Deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Noel Quinn | Deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
Noel Quinn | Deferred cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded		£ 684
Percentage receivable for minimum performance		0.00%
LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Retention period			1 year
Return on tangible equity (with CET1 underpin)			11.00%	11.00%
Employer advocacy percent				70.00%
Metric weighting percent				100.00%
LTI deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTI deferred shares | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)			10.00%	10.00%
Employer advocacy percent				65.00%
LTI deferred shares | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)			12.00%	12.00%
Employer advocacy percent				75.00%
Return on tangible equity | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent			33.30%	75.00%
Employer advocacy | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent				12.50%
Environmental, social and governance rank | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent				12.50%